Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
AECC Aero-Engine Control Co. Ltd., Class A	175,000	$536,076
AECC Aviation Power Co. Ltd., Class A	406,776	2,359,858
AviChina Industry & Technology Co. Ltd., Class H	6,975,000	3,399,464
Avicopter PLC, Class A	116,200	661,315
Kuang-Chi Technologies Co. Ltd., Class A	293,104	1,631,391
		8,588,104
Air Freight & Logistics — 0.6%
JD Logistics Inc.(a)(b)	5,170,900	9,331,760
SF Holding Co. Ltd., Class A	755,383	4,322,329
YTO Express Group Co. Ltd., Class A	581,000	1,160,838
ZTO Express Cayman Inc.	1,106,990	21,096,370
		35,911,297
Automobile Components — 0.4%
Bethel Automotive Safety Systems Co. Ltd., Class A	83,020	499,969
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	58,195	1,083,970
Fuyao Glass Industry Group Co. Ltd., Class A	290,598	2,245,220
Fuyao Glass Industry Group Co. Ltd., Class H(a)	1,626,800	10,946,399
Huayu Automotive Systems Co. Ltd., Class A	522,972	1,225,717
Huizhou Desay Sv Automotive Co. Ltd., Class A	58,600	1,016,459
Ningbo Tuopu Group Co. Ltd., Class A	254,940	1,851,217
Sailun Group Co. Ltd., Class A	582,261	1,190,144
Shandong Linglong Tyre Co. Ltd., Class A	232,428	616,000
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	290,500	791,171
		21,466,266
Automobiles — 4.3%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	348,600	1,696,330
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	871,500	1,105,503
BYD Co. Ltd., Class A	290,569	11,105,758
BYD Co. Ltd., Class H	2,723,000	89,818,108
Chongqing Changan Automobile Co. Ltd., Class A	1,232,720	2,362,901
Geely Automobile Holdings Ltd.	15,719,000	28,303,534
Great Wall Motor Co. Ltd., Class A	348,600	1,265,650
Great Wall Motor Co. Ltd., Class H	6,124,000	9,919,109
Guangzhou Automobile Group Co. Ltd., Class A	639,100	783,589
Li Auto Inc., Class A(b)	3,253,680	38,534,818
NIO Inc., Class A(b)	3,812,320	17,021,603
SAIC Motor Corp. Ltd., Class A	1,220,104	2,969,215
Seres Group Co. Ltd., Class A, NVS(b)	235,600	3,988,774
XPeng Inc., Class A(b)	3,253,672	19,624,104
Yadea Group Holdings Ltd.(a)(c)	3,486,000	5,542,242
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,289,200	4,713,962
		238,755,200
Banks — 11.3%
Agricultural Bank of China Ltd., Class A	13,421,100	8,915,506
Agricultural Bank of China Ltd., Class H	72,625,000	36,381,260
Bank of Beijing Co. Ltd., Class A	3,377,599	2,669,761
Bank of Changsha Co. Ltd., Class A	581,000	687,498
Bank of Chengdu Co. Ltd., Class A	581,093	1,280,294
Bank of China Ltd., Class A	5,519,500	3,819,578
Bank of China Ltd., Class H	185,339,000	86,417,310
Bank of Communications Co. Ltd., Class A	6,204,472	6,285,669
Bank of Communications Co. Ltd., Class H	22,693,200	16,439,182
Bank of Hangzhou Co. Ltd., Class A	987,728	1,934,394
Bank of Jiangsu Co. Ltd., Class A	2,905,615	3,637,425
Bank of Nanjing Co. Ltd., Class A	1,684,904	2,459,314
Bank of Ningbo Co. Ltd., Class A	1,046,195	3,576,312
Security	Shares	Value
Banks (continued)
Bank of Shanghai Co. Ltd., Class A	2,149,710	$2,434,832
Bank of Suzhou Co. Ltd., Class A	464,800	509,287
China CITIC Bank Corp. Ltd., Class H	23,241,800	14,850,109
China Construction Bank Corp., Class A	1,452,514	1,601,741
China Construction Bank Corp., Class H	252,154,000	190,643,300
China Everbright Bank Co. Ltd., Class A	7,959,700	3,963,295
China Everbright Bank Co. Ltd., Class H	7,055,000	2,452,550
China Merchants Bank Co. Ltd., Class A	3,253,625	16,400,874
China Merchants Bank Co. Ltd., Class H	10,182,650	46,673,251
China Minsheng Banking Corp. Ltd., Class A	6,158,670	3,375,415
China Minsheng Banking Corp. Ltd., Class H	16,057,660	6,266,093
China Zheshang Bank Co. Ltd., Class A	3,619,590	1,450,408
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,325,904	1,030,898
CNPC Capital Co. Ltd., Class A, NVS	1,350,700	1,406,693
Huaxia Bank Co. Ltd., Class A	2,149,761	2,247,431
Industrial & Commercial Bank of China Ltd., Class A	9,935,100	8,440,315
Industrial & Commercial Bank of China Ltd., Class H	181,853,000	107,220,692
Industrial Bank Co. Ltd., Class A	3,253,610	8,131,437
Ping An Bank Co. Ltd., Class A	3,021,255	4,763,591
Postal Savings Bank of China Co. Ltd., Class A	4,532,100	3,326,187
Postal Savings Bank of China Co. Ltd., Class H(a)	20,916,000	11,912,133
Shanghai Pudong Development Bank Co. Ltd., Class A	4,589,924	6,023,923
Shanghai Rural Commercial Bank Co. Ltd., Class A	1,559,500	1,795,371
		621,423,329
Beverages — 2.3%
Anhui Gujing Distillery Co. Ltd., Class A	58,696	1,544,241
Anhui Gujing Distillery Co. Ltd., Class B	290,880	4,182,801
Anhui Yingjia Distillery Co. Ltd., Class A	116,900	998,375
Beijing Yanjing Brewery Co. Ltd., Class A	349,000	502,517
China Resources Beer Holdings Co. Ltd.	4,170,000	14,159,557
Chongqing Brewery Co. Ltd., Class A	58,100	498,983
Eastroc Beverage Group Co. Ltd., Class A	77,210	2,289,420
Jiangsu King's Luck Brewery JSC Ltd., Class A	232,403	1,448,400
Jiangsu Yanghe Distillery Co. Ltd., Class A	232,476	2,761,958
Kweichow Moutai Co. Ltd., Class A	196,155	41,546,801
Luzhou Laojiao Co. Ltd., Class A	232,400	4,479,508
Nongfu Spring Co. Ltd., Class H(a)	5,229,000	22,429,642
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	189,186	5,356,750
Tsingtao Brewery Co. Ltd., Class A	116,263	1,175,124
Tsingtao Brewery Co. Ltd., Class H	1,730,000	10,829,177
Wuliangye Yibin Co. Ltd., Class A	642,377	13,087,637
		127,290,891
Biotechnology — 1.4%
Akeso Inc.(a)(b)	1,529,000	14,432,669
BeiGene Ltd.(b)	1,801,170	30,072,107
Beijing Tiantan Biological Products Corp. Ltd., Class A	287,562	854,896
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	195,845	1,969,860
Chongqing Zhifei Biological Products Co. Ltd., Class A	391,360	1,599,581
Hualan Biological Engineering Inc., Class A	332,372	776,088
Imeik Technology Development Co. Ltd., Class A	39,521	1,162,109
Innovent Biologics Inc.(a)(b)(c)	3,201,500	15,966,301
Legend Biotech Corp., ADR(b)(c)	189,406	7,968,310

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Shanghai RAAS Blood Products Co. Ltd., Class A	813,400	$847,259
		75,649,180
Broadline Retail — 14.2%
Alibaba Group Holding Ltd.	42,587,368	465,106,806
JD.com Inc., Class A	6,478,196	121,096,810
MINISO Group Holding Ltd.(c)	1,045,812	5,230,636
PDD Holdings Inc., ADR(b)(c)	1,818,530	175,597,257
Vipshop Holdings Ltd., ADR	886,606	12,244,029
Zhejiang China Commodities City Group Co. Ltd., Class A	824,600	1,632,174
		780,907,712
Building Products — 0.0%
Beijing New Building Materials PLC, Class A	290,570	1,147,089
Capital Markets — 2.0%
BOC International China Co. Ltd., Class A	471,200	757,143
Caitong Securities Co. Ltd., Class A	813,400	948,754
Capital Securities Co. Ltd., Class A	290,500	971,794
Changjiang Securities Co. Ltd., Class A	1,045,836	1,011,152
China Galaxy Securities Co. Ltd., Class A	1,103,900	2,386,160
China Galaxy Securities Co. Ltd., Class H	9,321,000	8,471,282
China Great Wall Securities Co. Ltd., Class A	639,100	772,314
China International Capital Corp. Ltd., Class A	407,502	2,006,897
China International Capital Corp. Ltd., Class H(a)	3,950,800	6,917,020
China Merchants Securities Co. Ltd., Class A	1,220,168	3,239,618
CITIC Securities Co. Ltd., Class A	1,917,559	8,164,015
CITIC Securities Co. Ltd., Class H	4,125,800	11,767,122
CSC Financial Co. Ltd., Class A	697,299	2,636,364
Dongxing Securities Co. Ltd., Class A	639,111	1,010,791
East Money Information Co. Ltd., Class A	2,440,251	9,218,766
Everbright Securities Co. Ltd., Class A	639,199	1,745,950
Founder Securities Co. Ltd., Class A	1,358,700	1,613,386
GF Securities Co. Ltd., Class A	845,199	1,924,235
Guolian Securities Co. Ltd., Class A	407,300	691,079
Guosen Securities Co. Ltd., Class A	1,045,833	1,663,310
Guotai Junan Securities Co. Ltd., Class A	1,116,659	2,936,998
Guoyuan Securities Co. Ltd., Class A	756,270	889,599
Haitong Securities Co. Ltd., Class A	1,673,659	2,646,503
Haitong Securities Co. Ltd., Class H(c)	6,874,400	6,140,540
Hithink RoyalFlush Information Network Co. Ltd., Class A	89,887	4,202,334
Huatai Securities Co. Ltd., Class A	1,220,193	3,041,883
Huatai Securities Co. Ltd., Class H(a)	3,331,400	5,761,980
Industrial Securities Co. Ltd., Class A	1,526,392	1,359,030
Nanjing Securities Co. Ltd., Class A	464,800	581,856
Orient Securities Co. Ltd., Class A	1,104,021	1,670,466
SDIC Capital Co. Ltd., Class A	1,104,700	1,180,816
Shenwan Hongyuan Group Co. Ltd., Class A	3,879,179	2,879,436
Sinolink Securities Co. Ltd., Class A	464,800	586,356
SooChow Securities Co. Ltd., Class A	850,835	969,794
Southwest Securities Co. Ltd., Class A	1,119,100	749,284
Tianfeng Securities Co. Ltd., Class A(b)	1,394,400	943,005
Western Securities Co. Ltd., Class A	813,430	1,012,897
Zheshang Securities Co. Ltd., Class A	581,000	1,020,724
Zhongtai Securities Co. Ltd., Class A	1,162,000	1,120,022
		107,610,675
Chemicals — 0.7%
Cathay Biotech Inc., Class A	116,200	718,238
Ganfeng Lithium Group Co. Ltd., Class A	277,714	1,618,111
Guangzhou Tinci Materials Technology Co. Ltd., Class A	291,300	1,000,960
Security	Shares	Value
Chemicals (continued)
Hengli Petrochemical Co. Ltd., Class A	1,220,110	$2,428,014
Hoshine Silicon Industry Co. Ltd., Class A	116,200	951,744
Huafon Chemical Co. Ltd., Class A	913,900	1,052,949
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,453,070	957,052
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,047,500	1,381,734
Jiangsu Yoke Technology Co. Ltd., Class A	58,100	515,927
LB Group Co. Ltd., Class A	406,700	1,004,969
Meihua Holdings Group Co. Ltd., Class A	425,600	629,975
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,203,900	2,690,847
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	871,500	2,158,105
Rongsheng Petrochemical Co. Ltd., Class A	1,627,292	2,153,144
Satellite Chemical Co. Ltd., Class A	581,395	1,445,736
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	348,600	1,064,607
Shanghai Putailai New Energy Technology Co. Ltd., Class A	348,940	963,507
Shenzhen Capchem Technology Co. Ltd., Class A	107,220	610,045
Tianqi Lithium Corp., Class A	232,400	1,229,853
Tongkun Group Co. Ltd., Class A	464,864	744,364
Wanhua Chemical Group Co. Ltd., Class A	464,873	4,790,578
Weihai Guangwei Composites Co. Ltd., Class A	133,540	639,551
Yunnan Energy New Material Co. Ltd., Class A	174,304	900,740
Yunnan Yuntianhua Co. Ltd., Class A	240,500	731,078
Zangge Mining Co. Ltd., Class A	290,500	1,161,629
Zhejiang Juhua Co. Ltd., Class A	407,472	1,267,108
Zhejiang Longsheng Group Co. Ltd., Class A	354,000	496,638
Zhejiang NHU Co. Ltd., Class A	522,931	1,572,971
		36,880,174
Commercial Services & Supplies — 0.0%
Shanghai M&G Stationery Inc., Class A	118,900	548,791
Zhejiang Weiming Environment Protection Co. Ltd., Class A	349,180	994,189
		1,542,980
Communications Equipment — 0.4%
BYD Electronic International Co. Ltd.	2,040,000	9,125,906
Guangzhou Haige Communications Group Inc. Co., Class A	464,884	823,312
Hengtong Optic-Electric Co. Ltd., Class A	407,400	994,976
Suzhou TFC Optical Communication Co. Ltd., Class A	84,980	1,218,916
Yealink Network Technology Corp. Ltd., Class A	198,231	1,041,037
Zhongji Innolight Co. Ltd., Class A	174,327	3,074,458
ZTE Corp., Class A	610,184	2,637,764
ZTE Corp., Class H	1,975,440	4,827,090
		23,743,459
Construction & Engineering — 0.6%
China Communications Services Corp. Ltd., Class H	5,824,800	3,069,722
China Energy Engineering Corp. Ltd., Class A	5,391,400	1,745,750
China National Chemical Engineering Co. Ltd., Class A	987,795	1,116,181
China Railway Group Ltd., Class A	3,255,698	2,891,069
China Railway Group Ltd., Class H	11,039,000	5,335,979
China State Construction Engineering Corp. Ltd., Class A	6,507,278	5,391,265
China State Construction International Holdings Ltd.	5,810,000	8,112,037
Metallurgical Corp. of China Ltd., Class A	2,788,800	1,291,784
Power Construction Corp. of China Ltd., Class A	2,846,997	2,195,437
Sichuan Road & Bridge Group Co. Ltd., Class A	987,740	1,018,805

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Sinoma International Engineering Co., Class A	348,600	$503,506
		32,671,535
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A	670,891	2,380,950
Anhui Conch Cement Co. Ltd., Class H	3,195,500	8,375,718
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	179,700	339,763
China Jushi Co. Ltd., Class A	639,105	1,006,222
China National Building Material Co. Ltd., Class H	11,620,000	4,985,673
		17,088,326
Consumer Finance — 0.2%
Qifu Technology Inc.	307,930	11,735,212
Consumer Staples Distribution & Retail — 0.3%
Alibaba Health Information Technology Ltd.(b)	15,110,000	7,166,292
JD Health International Inc.(a)(b)(c)	2,934,050	10,822,925
Yifeng Pharmacy Chain Co. Ltd., Class A	213,866	693,505
		18,682,722
Diversified Consumer Services — 0.6%
New Oriental Education & Technology Group Inc.	3,892,790	22,925,549
TAL Education Group, ADR(b)(c)	1,090,537	10,829,032
		33,754,581
Diversified Telecommunication Services — 0.3%
China Tower Corp. Ltd., Class H(a)	115,074,000	15,142,008
Electrical Equipment — 1.0%
China XD Electric Co. Ltd., Class A, NVS	785,000	821,124
CNGR Advanced Material Co. Ltd., Class A	174,886	970,772
Contemporary Amperex Technology Co. Ltd., Class A	682,319	24,803,743
Dongfang Electric Corp. Ltd., Class A	464,800	977,688
Eve Energy Co. Ltd., Class A	298,936	2,021,845
GEM Co. Ltd., Class A	639,100	611,625
Ginlong Technologies Co. Ltd., Class A	58,600	552,828
Goldwind Science & Technology Co. Ltd., Class A	641,220	991,310
Goneo Group Co. Ltd., Class A	90,799	894,110
Gotion High-tech Co. Ltd., Class A	328,392	1,055,582
Jiangsu Zhongtian Technology Co. Ltd., Class A	522,900	1,152,853
NARI Technology Co. Ltd., Class A	1,278,788	4,378,960
Ningbo Orient Wires & Cables Co. Ltd., Class A	116,831	933,946
Ningbo Sanxing Medical Electric Co. Ltd., Class A	232,400	993,380
Shanghai Electric Group Co. Ltd., Class A(b)	2,033,801	2,404,175
Sieyuan Electric Co. Ltd., Class A	116,200	1,248,087
Sungrow Power Supply Co. Ltd., Class A	355,520	4,010,846
Sunwoda Electronic Co. Ltd., Class A	290,508	923,435
TBEA Co. Ltd., Class A	929,834	1,749,687
Zhejiang Chint Electrics Co. Ltd., Class A	348,621	1,096,235
Zhejiang Huayou Cobalt Co. Ltd., Class A	270,006	1,213,715
		53,805,946
Electronic Equipment, Instruments & Components — 1.3%
AAC Technologies Holdings Inc.	2,033,500	9,191,626
Accelink Technologies Co. Ltd., Class A	116,200	680,581
Avary Holding Shenzhen Co. Ltd., Class A	391,200	1,818,623
BOE Technology Group Co. Ltd., Class A	6,274,800	3,735,452
Chaozhou Three-Circle Group Co. Ltd., Class A	290,577	1,470,012
China Railway Signal & Communication Corp. Ltd., Class A	956,600	842,992
Eoptolink Technology Inc. Ltd., Class A	116,200	1,855,159
Everdisplay Optronics Shanghai Co. Ltd., Class A(b)	1,626,800	549,132
Foxconn Industrial Internet Co. Ltd., Class A	2,091,686	6,485,474
GoerTek Inc., Class A	522,900	1,845,996
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Huagong Tech Co. Ltd., Class A	174,300	$862,913
Lens Technology Co. Ltd., Class A	813,442	2,330,146
Lingyi iTech Guangdong Co., Class A	1,162,213	1,381,286
Luxshare Precision Industry Co. Ltd., Class A	1,162,041	6,234,217
Maxscend Microelectronics Co. Ltd., Class A	83,152	1,070,106
OFILM Group Co. Ltd., Class A(b)	541,800	1,005,713
Shengyi Technology Co. Ltd., Class A	406,700	1,187,393
Shennan Circuits Co. Ltd., Class A	75,724	1,038,381
Sunny Optical Technology Group Co. Ltd.	1,860,300	15,195,482
SUPCON Technology Co. Ltd., Class A	124,385	837,367
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	290,500	1,033,043
TCL Technology Group Corp., Class A	3,195,760	2,072,275
Unisplendour Corp. Ltd., Class A	443,827	1,566,160
Universal Scientific Industrial Shanghai Co. Ltd., Class A	290,500	571,068
Victory Giant Technology Huizhou Co. Ltd., Class A	232,400	1,307,574
Wingtech Technology Co. Ltd., Class A	174,300	981,123
Wuhan Guide Infrared Co. Ltd., Class A	756,464	832,145
WUS Printed Circuit Kunshan Co. Ltd., Class A	292,118	1,509,538
Zhejiang Dahua Technology Co. Ltd., Class A	526,100	1,191,112
		70,682,089
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	5,240,000	4,537,462
CNOOC Energy Technology & Services Ltd., Class A	871,500	490,487
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	174,392	850,586
		5,878,535
Entertainment — 2.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	348,600	815,832
China Ruyi Holdings Ltd.(b)(c)	16,272,000	4,299,661
Kingsoft Corp. Ltd.	2,442,400	9,934,370
Mango Excellent Media Co. Ltd., Class A	290,580	1,162,805
NetEase Inc.	5,054,760	87,999,703
Tencent Music Entertainment Group, ADR	1,980,048	22,592,348
		126,804,719
Financial Services — 0.1%
Far East Horizon Ltd.(c)	5,104,000	3,444,216
Food Products — 1.1%
Angel Yeast Co. Ltd., Class A	174,311	832,626
Anjoy Foods Group Co. Ltd., Class A	58,700	715,078
China Feihe Ltd.(a)	9,326,000	6,896,267
China Mengniu Dairy Co. Ltd.	7,952,000	17,512,373
Foshan Haitian Flavouring & Food Co. Ltd., Class A	697,597	4,376,965
Guangdong Haid Group Co. Ltd., Class A	266,497	1,713,281
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	177,500	527,089
Heilongjiang Agriculture Co. Ltd., Class A	290,500	592,149
Henan Shuanghui Investment & Development Co. Ltd., Class A	588,708	1,994,518
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	987,723	3,913,317
Muyuan Foods Co. Ltd., Class A(b)	873,068	4,931,652
New Hope Liuhe Co. Ltd., Class A(b)	755,399	997,154
Tingyi Cayman Islands Holding Corp.	4,648,000	5,843,074
Want Want China Holdings Ltd.	12,202,000	6,869,506
Wens Foodstuff Group Co. Ltd., Class A	1,045,816	2,514,921
Yihai Kerry Arawana Holdings Co. Ltd., Class A	291,077	1,380,964
		61,610,934

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.8%
Beijing Enterprises Holdings Ltd.	1,162,000	$3,663,406
China Gas Holdings Ltd.	6,972,000	5,792,335
China Resources Gas Group Ltd.	2,394,500	8,594,292
ENN Energy Holdings Ltd.	2,091,600	14,215,818
ENN Natural Gas Co. Ltd., Class A	465,000	1,177,008
Kunlun Energy Co. Ltd.	10,480,000	9,918,099
		43,360,958
Ground Transportation — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,611,100	6,032,663
Daqin Railway Co. Ltd., Class A	2,672,600	2,515,329
		8,547,992
Health Care Equipment & Supplies — 0.3%
Autobio Diagnostics Co. Ltd., Class A	117,000	752,658
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	193,400	923,040
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,507,200	3,763,805
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	134,715	2,450,637
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	187,239	6,777,410
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	116,900	1,059,068
		15,726,618
Health Care Providers & Services — 0.4%
Aier Eye Hospital Group Co. Ltd., Class A	1,396,010	2,845,183
China National Medicines Corp. Ltd., Class A	116,200	550,806
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	232,495	933,064
Huadong Medicine Co. Ltd., Class A	290,580	1,570,918
Jointown Pharmaceutical Group Co. Ltd., Class A	618,945	459,722
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	523,397	1,574,109
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,684,900	2,815,386
Sinopharm Group Co. Ltd., Class H	3,490,400	9,149,399
		19,898,587
Hotels, Restaurants & Leisure — 8.4%
H World Group Ltd., ADR	535,682	17,232,890
Haidilao International Holding Ltd.(a)	4,648,000	9,365,213
Meituan, Class B(a)(b)	12,956,340	273,291,550
Tongcheng Travel Holdings Ltd.	3,256,800	8,006,701
TravelSky Technology Ltd., Class H	2,324,000	3,145,112
Trip.com Group Ltd.(b)	1,597,784	103,861,744
Yum China Holdings Inc.	995,253	46,329,027
		461,232,237
Household Durables — 0.8%
Beijing Roborock Technology Co. Ltd., Class A	18,526	552,536
Ecovacs Robotics Co. Ltd., Class A	116,600	829,690
Gree Electric Appliances Inc. of Zhuhai, Class A	408,629	2,381,342
Haier Smart Home Co. Ltd., Class A	1,045,846	4,110,854
Haier Smart Home Co. Ltd., Class A	6,274,800	21,104,788
Hang Zhou Great Star Industrial Co. Ltd.	179,700	695,059
Hisense Home Appliances Group Co. Ltd., Class A	67	251
Hisense Home Appliances Group Co. Ltd., Class H	1,162,136	3,295,620
Midea Group Co. Ltd.(b)	721,400	6,430,474
Midea Group Co. Ltd., Class A	515,000	5,005,503
Oppein Home Group Inc., Class A	58,120	579,874
Security	Shares	Value
Household Durables (continued)
Zhejiang Supor Co. Ltd., Class A	58,196	$420,948
		45,406,939
Independent Power and Renewable Electricity Producers — 1.4%
CGN Power Co. Ltd., Class A	2,382,100	1,287,616
CGN Power Co. Ltd., Class H(a)	27,959,000	9,300,863
China Longyuan Power Group Corp. Ltd., Class H	8,142,000	6,739,998
China National Nuclear Power Co. Ltd., Class A	2,963,176	3,859,527
China Power International Development Ltd.	11,620,000	4,431,653
China Resources Power Holdings Co. Ltd.	4,984,599	11,420,575
China Three Gorges Renewables Group Co. Ltd., Class A	4,578,226	2,886,175
China Yangtze Power Co. Ltd., Class A	3,834,641	14,446,498
Datang International Power Generation Co. Ltd., Class A	2,002,600	781,561
GD Power Development Co. Ltd., Class A	2,846,900	1,797,673
Huadian Power International Corp. Ltd., Class A	1,394,400	1,016,672
Huaneng Lancang River Hydropower Inc., Class A	940,800	1,208,332
Huaneng Power International Inc., Class A	1,394,652	1,344,405
Huaneng Power International Inc., Class H	11,624,000	6,062,889
SDIC Power Holdings Co. Ltd., Class A	1,178,800	2,480,572
Shanghai Electric Power Co. Ltd., Class A	349,230	458,292
Shenergy Co. Ltd., Class A	729,538	827,564
Shenzhen Energy Group Co. Ltd., Class A	813,480	745,495
Sichuan Chuantou Energy Co. Ltd., Class A	791,862	1,799,550
Wintime Energy Group Co. Ltd., Class A, NVS	2,747,100	600,335
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,770,176	1,315,717
		74,811,962
Industrial Conglomerates — 0.4%
CITIC Ltd.	15,117,000	16,898,857
Fosun International Ltd.	6,391,000	3,475,544
		20,374,401
Insurance — 4.3%
China Life Insurance Co. Ltd., Class A	464,805	2,720,804
China Life Insurance Co. Ltd., Class H	19,234,000	36,729,578
China Pacific Insurance Group Co. Ltd., Class A	1,103,947	5,193,248
China Pacific Insurance Group Co. Ltd., Class H	6,870,600	21,751,639
China Taiping Insurance Holdings Co. Ltd.	3,834,724	6,085,310
New China Life Insurance Co. Ltd., Class A	385,276	2,535,489
New China Life Insurance Co. Ltd., Class H	2,324,000	7,142,830
People's Insurance Co. Group of China Ltd. (The), Class A	1,547,700	1,552,300
People's Insurance Co. Group of China Ltd. (The), Class H	22,659,000	10,846,021
PICC Property & Casualty Co. Ltd., Class H	18,220,462	27,664,230
Ping An Insurance Group Co. of China Ltd., Class A	1,684,943	12,475,718
Ping An Insurance Group Co. of China Ltd., Class H	17,720,500	103,058,579
		237,755,746
Interactive Media & Services — 18.5%
Autohome Inc., ADR	177,786	4,890,893
Baidu Inc., Class A(b)	5,984,306	63,529,913
Bilibili Inc., Class Z(b)	615,865	11,806,674
Kanzhun Ltd., ADR	692,552	9,349,452
Kuaishou Technology(a)(b)	7,030,100	44,075,911
Kunlun Tech Co. Ltd., Class A	176,700	1,129,854
Tencent Holdings Ltd.	17,023,300	879,138,750
		1,013,921,447
IT Services — 0.0%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	174,300	1,541,449

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Range Intelligent Computing Technology Group Co. Ltd., Class A	232,400	$1,070,780
		2,612,229
Life Sciences Tools & Services — 0.6%
Genscript Biotech Corp.(b)	3,516,000	4,905,750
Hangzhou Tigermed Consulting Co. Ltd., Class A	58,137	521,871
Pharmaron Beijing Co. Ltd., Class A	217,725	833,954
WuXi AppTec Co. Ltd., Class A	424,339	2,951,982
WuXi AppTec Co. Ltd., Class H(a)(c)	813,481	4,954,276
Wuxi Biologics Cayman Inc.(a)(b)	9,296,000	17,927,611
		32,095,444
Machinery — 1.0%
China CSSC Holdings Ltd., Class A	705,600	3,451,512
CRRC Corp. Ltd., Class A	3,496,447	3,839,292
CRRC Corp. Ltd., Class H	12,059,000	7,065,208
FAW Jiefang Group Co. Ltd., Class A	406,700	475,762
Haitian International Holdings Ltd.	1,743,000	4,446,974
Jiangsu Hengli Hydraulic Co. Ltd., Class A	192,056	1,411,290
Ningbo Deye Technology Co. Ltd., Class A, NVS	84,168	1,005,965
Sany Heavy Industry Co. Ltd., Class A	1,265,693	3,063,649
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	118,900	727,368
Shenzhen Inovance Technology Co. Ltd., Class A	232,430	1,946,156
Sinotruk Hong Kong Ltd.	1,744,500	4,832,131
Tian Di Science & Technology Co. Ltd., Class A	464,800	384,536
Weichai Power Co. Ltd., Class A	1,045,868	1,944,476
Weichai Power Co. Ltd., Class H	5,240,000	7,266,088
XCMG Construction Machinery Co. Ltd., Class A	1,938,416	2,168,873
Yutong Bus Co. Ltd., Class A	364,800	1,102,900
Zhejiang Dingli Machinery Co. Ltd., Class A	75,409	635,038
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	294,500	945,125
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	100,492	647,920
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,398,000	4,964,031
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,162,016	1,121,472
		53,445,766
Marine Transportation — 0.4%
Cosco Shipping Holdings Co. Ltd., Class A	2,033,550	3,828,046
Cosco Shipping Holdings Co. Ltd., Class H	7,569,600	10,624,952
Orient Overseas International Ltd.	401,500	5,147,956
		19,600,954
Media — 0.1%
China Literature Ltd.(a)(b)	1,048,000	3,838,704
Focus Media Information Technology Co. Ltd., Class A	2,440,238	2,334,773
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	348,600	505,298
		6,678,775
Metals & Mining — 2.0%
Aluminum Corp. of China Ltd., Class A	1,917,300	2,010,304
Aluminum Corp. of China Ltd., Class H	10,458,000	6,251,017
Baoshan Iron & Steel Co. Ltd., Class A	3,486,693	3,192,852
Chifeng Jilong Gold Mining Co. Ltd., Class A	240,500	564,985
China Hongqiao Group Ltd.(c)	7,569,000	11,116,462
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	581,000	1,835,882
China Rare Earth Resources & Technology Co. Ltd., Class A	161,650	692,264
Citic Pacific Special Steel Group Co. Ltd., Class A	464,800	760,006
Security	Shares	Value
Metals & Mining (continued)
CMOC Group Ltd., Class A	2,672,600	$2,707,185
CMOC Group Ltd., Class H	9,933,000	7,443,074
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	348,600	782,173
Huaibei Mining Holdings Co. Ltd., Class A	425,600	856,260
Hunan Valin Steel Co. Ltd., Class A	1,029,600	629,838
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	7,785,492	2,069,407
JCHX Mining Management Co. Ltd., Class A	58,100	314,965
Jiangxi Copper Co. Ltd., Class A	350,200	1,023,895
Jiangxi Copper Co. Ltd., Class H	2,905,000	4,689,022
Jinduicheng Molybdenum Co. Ltd., Class A	589,000	859,460
MMG Ltd.(b)	9,811,200	3,367,620
Nanjing Iron & Steel Co. Ltd., Class A	755,300	434,861
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	1,500,300	599,223
Shandong Gold Mining Co. Ltd., Class A	522,991	1,769,674
Shandong Gold Mining Co. Ltd., Class H(a)	1,976,750	3,513,240
Shandong Nanshan Aluminum Co. Ltd., Class A	1,859,200	1,031,996
Shanjin International Gold Co. Ltd., Class A	465,421	1,047,755
Tianshan Aluminum Group Co. Ltd., Class A	755,300	846,327
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,108,200	967,555
Western Mining Co. Ltd., Class A	364,800	854,065
Western Superconducting Technologies Co. Ltd., Class A	143,964	886,525
Xiamen Tungsten Co. Ltd., Class A	174,300	501,583
Yunnan Aluminium Co. Ltd., Class A	478,300	907,133
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	946,400	765,233
Yunnan Tin Co. Ltd., Class A	232,400	474,553
Zhaojin Mining Industry Co. Ltd., Class H(c)	4,026,000	5,920,677
Zhongjin Gold Corp. Ltd., Class A	826,200	1,435,131
Zijin Mining Group Co. Ltd., Class A	3,079,300	6,722,375
Zijin Mining Group Co. Ltd., Class H	15,106,000	29,279,841
		109,124,418
Oil, Gas & Consumable Fuels — 3.0%
China Coal Energy Co. Ltd., Class H	5,231,000	6,221,382
China Merchants Energy Shipping Co. Ltd., Class A	1,247,100	1,089,334
China Petroleum & Chemical Corp., Class A	4,996,688	4,400,934
China Petroleum & Chemical Corp., Class H	63,911,000	34,344,728
China Shenhua Energy Co. Ltd., Class A	1,104,052	6,097,730
China Shenhua Energy Co. Ltd., Class H	8,720,500	36,261,398
Cosco Shipping Energy Transportation Co. Ltd., Class A	464,800	806,348
Cosco Shipping Energy Transportation Co. Ltd., Class H	3,486,000	2,657,067
Guanghui Energy Co. Ltd., Class A	1,045,945	1,042,229
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	348,600	973,316
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,781,300	6,121,257
PetroChina Co. Ltd., Class A	3,369,892	3,743,653
PetroChina Co. Ltd., Class H	55,776,000	39,712,569
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	348,600	500,615
Shaanxi Coal Industry Co. Ltd., Class A	1,510,789	4,888,688
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	581,400	600,326
Shanxi Coking Coal Energy Group Co. Ltd., Class A	923,830	1,042,185
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	464,800	940,622
Yankuang Energy Group Co. Ltd., Class A	989,465	2,001,498

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Yankuang Energy Group Co. Ltd., Class H	7,947,500	$9,161,285
		162,607,164
Paper & Forest Products — 0.0%
Shandong Sun Paper Industry JSC Ltd., Class A	348,600	708,547
Passenger Airlines — 0.2%
Air China Ltd., Class A(b)	1,684,914	1,930,043
China Eastern Airlines Corp. Ltd., Class A(b)	2,846,996	1,606,898
China Southern Airlines Co. Ltd., Class A(b)	1,801,134	1,685,461
Hainan Airlines Holding Co. Ltd., Class A(b)	7,040,022	1,709,558
Juneyao Airlines Co. Ltd., Class A	348,600	698,614
Spring Airlines Co. Ltd., Class A	176,700	1,394,290
		9,024,864
Personal Care Products — 0.2%
Bloomage Biotechnology Corp. Ltd., Class A	79,900	656,516
Giant Biogene Holding Co. Ltd.(a)	813,400	5,255,003
Hengan International Group Co. Ltd.	1,743,000	5,006,634
		10,918,153
Pharmaceuticals — 1.1%
Asymchem Laboratories Tianjin Co. Ltd., Class A	58,300	679,291
Beijing Tong Ren Tang Co. Ltd., Class A	233,088	1,316,503
Changchun High-Tech Industry Group Co. Ltd., Class A	58,496	869,406
China Resources Pharmaceutical Group Ltd.(a)	4,896,000	3,310,173
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	234,112	1,461,343
CSPC Innovation Pharmaceutical Co. Ltd., Class A	196,460	780,230
CSPC Pharmaceutical Group Ltd.	22,100,400	14,461,539
Dong-E-E-Jiao Co. Ltd., Class A	116,279	934,441
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	3,160,000	7,874,852
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	116,200	480,176
Humanwell Healthcare Group Co. Ltd., Class A	290,800	893,639
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	987,780	6,941,441
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	176,700	661,317
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	348,684	1,285,226
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	174,331	838,554
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	258,942	616,905
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	232,465	1,053,285
Sino Biopharmaceutical Ltd.(c)	27,307,000	11,504,843
Yunnan Baiyao Group Co. Ltd., Class A	259,602	2,059,231
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	93,809	3,033,350
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	232,799	586,938
		61,642,683
Real Estate Management & Development — 1.9%
C&D International Investment Group Ltd.(c)	1,744,000	2,890,516
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,409,970	2,303,818
China Overseas Land & Investment Ltd.	9,877,000	17,066,217
China Resources Land Ltd.	8,424,665	25,184,518
China Resources Mixc Lifestyle Services Ltd.(a)	1,744,600	6,615,725
China Vanke Co. Ltd., Class A(b)	1,627,528	1,942,425
China Vanke Co. Ltd., Class H(b)(c)	5,751,931	4,784,452
Country Garden Holdings Co. Ltd.(b)(d)	4,198,000	134,897
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(b)	2,117,200	1,127,558
KE Holdings Inc., ADR	1,675,604	31,585,135
Longfor Group Holdings Ltd.(a)(c)	5,467,500	7,766,736
Security	Shares	Value
Real Estate Management & Development (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	1,859,275	$2,645,446
Shanghai Lingang Holdings Corp. Ltd., Class A	290,500	420,379
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	232,400	914,666
Youngor Fashion Co. Ltd., Class A	655,300	733,606
		106,116,094
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research Shanghai Inc., Class A	46,555	752,458
Advanced Micro-Fabrication Equipment Inc./China, Class A	116,277	3,582,333
Amlogic Shanghai Co. Ltd., Class A	30,394	290,707
Cambricon Technologies Corp. Ltd., Class A(b)	70,970	5,545,314
China Resources Microelectronics Ltd., Class A	233,012	1,627,549
Flat Glass Group Co. Ltd., Class A	290,500	1,026,787
GalaxyCore Inc., Class A, NVS	324,362	719,779
GCL Technology Holdings Ltd.(b)(c)	56,357,000	10,566,996
GigaDevice Semiconductor Inc., Class A(b)	126,287	1,503,348
Hangzhou First Applied Material Co. Ltd., Class A	407,730	988,986
Hangzhou Silan Microelectronics Co. Ltd., Class A(b)	232,400	892,751
Hua Hong Semiconductor Ltd.(a)(c)	1,443,000	3,832,982
Hygon Information Technology Co. Ltd., Class A, NVS	383,714	6,726,921
Ingenic Semiconductor Co. Ltd., Class A	58,500	561,794
JA Solar Technology Co. Ltd., Class A	523,296	1,262,728
JCET Group Co. Ltd., Class A	300,600	1,622,121
Jinko Solar Co. Ltd., Class A	1,859,298	2,255,912
LONGi Green Energy Technology Co. Ltd., Class A	1,162,001	2,973,527
Montage Technology Co. Ltd., Class A	198,201	1,851,228
National Silicon Industry Group Co. Ltd., Class A	471,200	1,410,373
NAURA Technology Group Co. Ltd., Class A	80,500	4,634,809
Piotech Inc., Class A, NVS	45,313	1,252,287
Rockchip Electronics Co. Ltd., Class A	58,900	691,242
Sanan Optoelectronics Co. Ltd., Class A	824,600	1,475,367
SG Micro Corp., Class A	58,130	708,027
Shenzhen Goodix Technology Co. Ltd., Class A	58,100	664,121
Suzhou Maxwell Technologies Co. Ltd., Class A	58,847	1,006,714
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	639,172	931,365
Tianshui Huatian Technology Co. Ltd., Class A	639,129	1,047,577
TongFu Microelectronics Co. Ltd., Class A	271,696	1,125,331
Tongwei Co. Ltd., Class A	697,299	2,651,227
Trina Solar Co. Ltd., Class A	349,913	1,182,045
Unigroup Guoxin Microelectronics Co. Ltd., Class A	118,053	1,080,884
Will Semiconductor Co. Ltd. Shanghai, Class A	189,045	2,588,457
Xinjiang Daqo New Energy Co. Ltd., Class A	235,250	942,523
Xinyi Solar Holdings Ltd.	12,782,000	5,709,542
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	232,793	1,124,528
		78,810,640
Software — 0.5%
360 Security Technology Inc., Class A	1,047,721	1,954,017
Beijing Kingsoft Office Software Inc., Class A	64,247	2,634,541
China National Software & Service Co. Ltd., Class A(b)	150,635	1,160,818
Empyrean Technology Co. Ltd., Class A, NVS	58,100	1,015,350
Hundsun Technologies Inc., Class A	290,540	1,239,667
Iflytek Co. Ltd., Class A	415,062	2,954,144
Kingdee International Software Group Co. Ltd.(b)	8,134,000	9,235,770
Shanghai Baosight Software Co. Ltd., Class A	320,100	1,242,900

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Shanghai Baosight Software Co. Ltd., Class B	1,917,879	$3,186,819
Yonyou Network Technology Co. Ltd., Class A(b)	522,912	957,070
		25,581,096
Specialty Retail — 0.5%
China Tourism Group Duty Free Corp. Ltd., Class A	292,024	2,823,230
Chow Tai Fook Jewellery Group Ltd.	5,133,800	4,736,895
HLA Group Corp. Ltd., Class A	658,000	557,124
Pop Mart International Group Ltd.(a)	1,394,400	16,186,625
Zhongsheng Group Holdings Ltd.	2,053,500	4,073,871
		28,377,745
Technology Hardware, Storage & Peripherals — 3.2%
Anker Innovations Technology Co. Ltd., Class A	58,830	669,833
China Greatwall Technology Group Co. Ltd., Class A(b)	464,800	1,085,535
GRG Banking Equipment Co. Ltd., Class A	522,900	945,807
Huaqin Technology Co. Ltd., Class A	30,000	260,111
IEIT Systems Co. Ltd., Class A	232,416	1,542,222
Lenovo Group Ltd.	20,992,000	24,840,325
Ninestar Corp., Class A(b)	232,426	859,659
Shenzhen Transsion Holdings Co. Ltd., Class A	181,363	2,386,704
Xiaomi Corp., Class B(a)(b)	40,205,200	144,701,677
		177,291,873
Textiles, Apparel & Luxury Goods — 1.2%
ANTA Sports Products Ltd.	3,369,800	33,657,613
Bosideng International Holdings Ltd.	10,222,000	5,337,492
Li Ning Co. Ltd.	6,100,500	12,672,936
Shenzhou International Group Holdings Ltd.	2,153,700	16,673,364
		68,341,405
Tobacco — 0.1%
Smoore International Holdings Ltd.(a)	4,666,000	6,926,349
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(a)	524,000	4,051,234
Shanxi Coal International Energy Group Co. Ltd., Class A	348,600	594,245
Xiamen C & D Inc., Class A	408,688	555,505
		5,200,984
Transportation Infrastructure — 0.3%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	813,400	1,333,654
China Merchants Port Holdings Co. Ltd.	3,508,000	5,563,254
Jiangsu Expressway Co. Ltd., Class H	3,500,000	3,556,539
Shanghai International Airport Co. Ltd., Class A	174,599	844,401
Zhejiang Expressway Co. Ltd., Class H	5,043,000	3,325,895
		14,623,743
Security	Shares	Value
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	10,458,000	$2,868,445
Guangdong Investment Ltd.	8,134,000	5,114,398
		7,982,843
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A	4,940,527	3,521,641
Total Common Stocks — 99.5% (Cost: $6,396,408,029)		5,464,487,476
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(d)	73,621	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.5% (Cost: $6,396,408,029)		5,464,487,476
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	59,848,188	59,878,113
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	5,000,000	5,000,000
Total Short-Term Securities — 1.2% (Cost: $64,839,536)		64,878,113
Total Investments — 100.7% (Cost: $6,461,247,565)		5,529,365,589
Liabilities in Excess of Other Assets — (0.7)%		(40,837,766)
Net Assets — 100.0%		$5,488,527,823

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,896,524	$18,992,243 (a)	$—	$428	$(11,082)	$59,878,113	59,848,188	$307,536 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,560,000	2,440,000 (a)	—	—	—	5,000,000	5,000,000	62,635	—
				$428	$(11,082)	$64,878,113		$370,171	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	811	12/20/24	$20,373	$2,509,243
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$434,559,735	$5,029,792,844	$134,897	$5,464,487,476
Rights	—	—	—	—

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$64,878,113	$—	$—	$64,878,113
	$499,437,848	$5,029,792,844	$134,897	$5,529,365,589
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,509,243	$—	$2,509,243

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares